Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

W. John McGuire

+1.202.373.6799

john.mcguire@morganlewis.com

January 16, 2015

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSgA Active Trust: Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of our client, SSgA Active Trust (formerly, SSgA Active ETF Trust) (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 36”). The purpose of PEA No. 36 is to make non-material changes to the Trust’s Prospectus and Statement of Additional Information for the State Street Clarion Global Infrastructure & MLP Portfolio.

I hereby certify that PEA No. 36 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

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